Subsequent events - Additional Information (Detail) - Major ordinary share transactions [member]	Aug. 12, 2021 CLP ($) shares	Jul. 13, 2021 CLP ($) shares	Sep. 23, 2021 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Increase bank equity amount | $		$ 830,000,000,000
Amount of ordinary shares without nominal value, subscribed and paid | $		$ 1,862,826,231,184
Number of ordinary shares without nominal value subscribed and paid		512,406,760,091
Amount of ordinary shares without nominal value, throughout the issuance of new shares | $		$ 2,692,826,231,184
Number of ordinary shares without nominal value, throughout the issuance of new shares		973,517,871,202
Number of shares issued		461,111,111,111
Itau Corpbanca [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			461,111,111,111
Proceeds from issue of ordinary shares | $	$ 461,111,111,111
Number of ordinary shares issuable	461,111,111,111
Share price offered | $ / shares			$ 1.80